Cover	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-34261
Entity Registrant Name	Symbolic Logic, Inc.
Entity Central Index Key	0001052054
Entity Tax Identification Number	84-1010843
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9800 Pyramid Court
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	802-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SYMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Evolving Systems, Inc.